Leases (Lease Assets and Liabilities Recorded in Consolidated Balance Sheets) (Detail) - USD ($) $ in Millions		Sep. 30, 2019		Jan. 01, 2019	Jul. 31, 2016
Lessee Lease Disclosure [Line Items]
Operating lease assets		$ 455		$ 504
Finance lease assets		159	[1]		$ 67
Total lease assets		614
Operating lease liabilities - current	[2]	58
Finance lease liabilities - current	[3]	30
Total lease liabilities - current		88
Operating lease liabilities - noncurrent		394
Finance lease liabilities - noncurrent	[4]	132
Total lease liabilities - noncurrent		526
Total lease liabilities		614
Virginia Electric and Power Company
Lessee Lease Disclosure [Line Items]
Operating lease assets		184		209
Finance lease assets	[1]	15
Total lease assets		199
Operating lease liabilities - current	[2]	30
Finance lease liabilities - current	[3]	3
Total lease liabilities - current		33
Operating lease liabilities - noncurrent		152
Finance lease liabilities - noncurrent	[4]	11
Total lease liabilities - noncurrent		163
Total lease liabilities		196
Dominion Energy Gas Holdings, LLC
Lessee Lease Disclosure [Line Items]
Operating lease assets		37		$ 64
Finance lease assets	[1]	4
Total lease assets	[5]	41
Operating lease liabilities - current	[2]	6
Finance lease liabilities - current	[3]	1
Total lease liabilities - current		7
Operating lease liabilities - noncurrent		31
Finance lease liabilities - noncurrent	[4]	4
Total lease liabilities - noncurrent		35
Total lease liabilities	[5]	$ 42

[1]	Included in property, plant and equipment in the Companies’ Consolidated Balance Sheets, net of $39 million, $3 million and $1 million of accumulated amortization at Dominion Energy, Virginia Power and Dominion Energy Gas, respectively, at September 30, 2019.
[2]	Included in other current liabilities in the Companies’ Consolidated Balance Sheets.
[3]	Included in securities due within one year in the Companies’ Consolidated Balance Sheets.
[4]	Included in long-term debt in the Companies’ Consolidated Balance Sheets.
[5]	Excludes $26 million of lease assets recorded in assets of discontinued operations and $24 million for lease liabilities recorded in liabilities of discontinued operations.